STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	0 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 17, 2011
Statement of Stockholders' Equity (Deficiency) [Abstract]
Common stock issued for cash, price per share	$ 0.001
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001